Acquisition/ Deconsolidation (Details) $ / shares in Units, $ in Thousands	2 Months Ended	5 Months Ended		6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 13, 2018 USD ($) $ / shares shares	Jun. 08, 2017 USD ($) $ / shares shares	Jun. 07, 2017 USD ($)	Jun. 30, 2017 USD ($)	Aug. 29, 2017 USD ($) $ / shares shares	Nov. 09, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Jun. 07, 2020	Mar. 30, 2020 shares
Schedule Of Equity Method Investments [Line Items]
Amounts due from related parties							$ 19,108	$ 28,562
Navios Containers repayment of seller’s credit							0	0	$ 14,000
Gain on change in control							$ 0	$ 0	$ 4,068
Number of units received | shares							10,987,679	11,270,283
Common units outstanding | shares							10,987,679	11,270,283			10,987,679
Navios Holdings
Schedule Of Equity Method Investments [Line Items]
Amounts due from related parties							$ 11,825
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Investment in Navios Containers, equity method					$ 40,000
Gain on change in control					4,068
Investment in Navios Containers					43,494
Investment in Navios Containers, equity method					$ 30,000
Ownership percentage					39.90%		33.50%	33.50%
Common units outstanding | shares							11,592,276	11,592,276
Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Warrants, Expected term	5 years
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Ownership percentage					59.70%
Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Number of shares sold in Private Placement | shares	5,454,546	10,057,645			10,000,000	9,090,909
Proceeds from Issuance of Private Placement	$ 30,000	$ 50,288			$ 50,000	$ 50,000
Payments to acquire investments	$ 14,460	$ 30,000			$ 10,000	$ 10,000
Sale of Stock, Price Per Share | $ / shares	$ 5.5	$ 5			$ 5	$ 5.5
Number of units received | shares	2,629,095	6,000,000			2,000,000	1,818,182
Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Ownership percentage upon the exercise of warrants		6.80%			6.80%	6.80%
Warrants, Expected term		5 years			5 years	5 years
Navios Containers | Navios Holdings | Private Placement
Schedule Of Equity Method Investments [Line Items]
Payments to acquire investments	$ 500	$ 5,000
Number of units received | shares	90,909	1,000,000
Navios Holdings | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Ownership percentage							3.70%
Common units outstanding | shares							1,263,276
Navios Holdings | Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Ownership percentage upon the exercise of warrants		1.70%
Warrants, Expected term	5 years	5 years
Navios Containers Vessels | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Number of vessels acquired										5
Containership Capacity			4,250
Purchase price			$ 64,000
Navios Containers Vessels | Navios Containers | Private Placement
Schedule Of Equity Method Investments [Line Items]
Proceeds from Issuance of Private Placement		$ 40,000
Navios Containers Vessels | Navios Containers | Financed through sellers credit
Schedule Of Equity Method Investments [Line Items]
Amounts due from related parties		$ 24,000
Interest rate description							LIBOR plus 375 bps
Interest rate percentage							37.50%
Navios Containers repayment of seller’s credit				$ 10,000	$ 14,000